Goodwill and Other Intangible Assets - Additional Information (Detail) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)
Intangible Assets by Major Class [Line Items]
Aggregate amortization expenses for intangible assets	$ 86	¥ 7,066	¥ 7,244	¥ 8,203
Estimated amortization expenses in fiscal 2013	86	7,053
Estimated amortization expenses in fiscal 2014	74	6,054
Estimated amortization expenses in fiscal 2015	58	4,775
Estimated amortization expenses in fiscal 2016	49	4,062
Estimated amortization expenses in fiscal 2017	$ 24	¥ 1,983